General information - Information about subsidiaries (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Chindex International Inc. ("Chindex")
General information
Percentage of equity attributable to the Company (as a percent)	100.00%
Beijing United Family Health Center Co, Ltd.
General information
Registered capital	$ 2,980
Percentage of equity attributable to the Company (as a percent)	100.00%
Shanghai United Family Hospital, Co., Ltd.
General information
Registered capital	$ 4,120
Percentage of equity attributable to the Company (as a percent)	100.00%
Beijing United Family Hospital Management Co., Ltd.
General information
Registered capital | ¥		¥ 10,333
Percentage of equity attributable to the Company (as a percent)	100.00%
Guangzhou United Family Yue Xiu Clinic Co., Ltd.
General information
Registered capital | ¥		¥ 2,000
Percentage of equity attributable to the Company (as a percent)	100.00%
Beijing United Family Hospital Co., Ltd.
General information
Registered capital	$ 12,400
Percentage of equity attributable to the Company (as a percent)	100.00%
Tianjin United Family Hospital Co., Ltd.
General information
Registered capital	$ 6,000
Percentage of equity attributable to the Company (as a percent)	100.00%
Beijing United Family Rehabilitation Hospital Co., Ltd.
General information
Registered capital	$ 12,000
Percentage of equity attributable to the Company (as a percent)	100.00%
Qingdao United Family Hospital Co., Ltd.
General information
Registered capital	$ 9,600
Percentage of equity attributable to the Company (as a percent)	100.00%
Guangzhou United Family Hospital Co., Ltd.
General information
Registered capital	$ 40,000
Percentage of equity attributable to the Company (as a percent)	100.00%
Shanghai United Family Xincheng Hospital Co., Ltd.
General information
Registered capital	$ 33,000
Percentage of equity attributable to the Company (as a percent)	70.00%